Debt	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Debt

5. DEBT

In fiscal year 2013, the Company raised bridge financing of approximately U.S. $435,000. The bridge financing lender received a promissory note, with interest payable at 2% per month after October 23, 2012. The original maturity date of the promissory note was October 23, 2013 and was subsequently extended until June 30, 2014 at which time the Company began paying additional interest of 2% per month on accrued interest with an additional interest charge of .09% per month on current interest expense. As of March 31, 2016, the note remains in default and due in full. The Company is currently in discussions with the lender on a further extension of the maturity date. The Company has a total principal and accrued interest balance of approximately $576,000 and $472,000 as of March 31, 2016 and 2015, respectively. Interest expense of approximately $116,000, $117,000 and $138,000 was recognized on the promissory note and accrued interest for the years ended March 31, 2016, 2015 and 2014, respectively.

In fiscal year 2014, the Company issued, in two separate tranches, 554 Units of 8% Redeemable Promissory Convertible Notes (the “Notes”) together with Series C stock Purchase Warrants (the “Warrants”) to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations, receiving gross proceeds of $5,540,000. The notes are convertible into 22,160,000 shares of common stock. Each warrant entitles the holder to acquire 20,000 common shares (for a total of 11,080,000 common shares) at an exercise price of $0.30 per share and expire on December 18, 2016 and March 7, 2017. The warrants were classified as equity, were recorded as additional paid in capital at their estimated fair value of $1,532,877, and are considered a non-cash financing activity. The Company recognized a beneficial conversion feature of $195,938 and deferred financing fees (consisting of both cash payments and the fair value of stock purchase warrants classified as equity) of $558,552 which are amortized using the effective interest method through December 18, 2016. The Company has accrued interest of $781,050 owing to holders of the convertible debentures as of March 31, 2016, of which $657,636 is past due, and is in a technical default of the terms of the debentures. The investors have not accelerated the terms of the debenture.

In connection with the above transaction, the Company recognized interest expense of $482,759, $464,010 and $94,000 for the years ended March 31, 2016, 2015 and 2014 and accretion expense of $795,081, $712,841 and $161,002 for the years ended March 31, 2016, 2015 and 2014, respectively.